Expenses by Nature - Amortization and Depreciation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Amortization and depreciation	€ 359,767	€ 321,533	€ 302,455
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Amortization and depreciation	211,676	198,310	193,081
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Amortization and depreciation	55,311	32,814	22,471
Selling, general & administration expenses
Disclosure of attribution of expenses by nature to their function [line items]
Amortization and depreciation	€ 92,780	€ 90,409	€ 86,903